UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 March 28, 2006 to April 25, 2006

 Commission File Number of issuing entity: 333-125422-42

 Bear Stearns Asset Backed Securities I Trust 2006-AC1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-125422

 Bear Stearns Asset Backed Securities I LLC.
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)


 54-2193466
 54-2193467
 54-2193468
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)

                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  FGIC                             _____    _____    __X___    ____________
  I-A-1                            _____    _____    __X___    ____________
  I-A-2                            _____    _____    __X___    ____________
  I-B-1                            _____    _____    __X___    ____________
  I-B-2                            _____    _____    __X___    ____________
  I-B-3                            _____    _____    __X___    ____________
  I-B-4                            _____    _____    __X___    ____________
  I-C                              _____    _____    __X___    ____________
  II-1A-1                          _____    _____    __X___    ____________
  II-1A-2                          _____    _____    __X___    ____________
  II-1P                            _____    _____    __X___    ____________
  II-1PO                           _____    _____    __X___    ____________
  II-1X                            _____    _____    __X___    ____________
  II-2A-1                          _____    _____    __X___    ____________
  II-2A-2                          _____    _____    __X___    ____________
  II-2P                            _____    _____    __X___    ____________
  II-2PO                           _____    _____    __X___    ____________
  II-2X                            _____    _____    __X___    ____________
  II-B-1                           _____    _____    __X___    ____________
  II-B-2                           _____    _____    __X___    ____________
  II-B-3                           _____    _____    __X___    ____________
  II-B-4                           _____    _____    __X___    ____________
  II-B-5                           _____    _____    __X___    ____________
  II-B-6                           _____    _____    __X___    ____________
  I-M-1                            _____    _____    __X___    ____________
  I-M-2                            _____    _____    __X___    ____________
  I-M-3                            _____    _____    __X___    ____________
  I-P                              _____    _____    __X___    ____________
  I-R-1                            _____    _____    __X___    ____________
  II-1R1                           _____    _____    __X___    ____________
  II-1R-2                          _____    _____    __X___    ____________

 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On April 25, 2006 a distribution was made to holders of Bear Stearns Asset Backed Securities I Trust 2006-AC1.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 7. Significant Enhancement Provider Information

Attached hereto as Exhibit 99.2 are the updated Consolidated Financial Statements of Financial Guaranty Insurance Company and Subsidiaries as of March 31, 2006.


 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Bear Stearns Asset
              Backed Securities I Trust 2006-AC1, relating to the April 25, 2006 distribution.

       (99.2) Financial Guaranty Insurance Company and Subsidiaries


    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Bear Stearns Asset Backed Securities I Trust 2006-AC1
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 Master Servicer


 /s/ Dawn Hammond
 Dawn Hammond, Vice President

 Date: May 8, 2006

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Bear Stearns Asset Backed Securities I Trust 2006-AC1, relating to the April 25, 2006 distribution.



 EX-99.2         Financial Guaranty Insurance Company and Subsidiaries

                 The updated Consolidated Financial Statements of Financial Guaranty Insurance Company and Subsidiaries as of March 31, 2006 are being filed as an exhibit to this Form 10-D.


Bear Stearns Asset Backed Securities
Asset Backed Certificates


Distribution Date:       4/25/2006


Bear Stearns Asset Backed Securities
Asset Backed Certificates
Series 2006-AC1


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660






                          Certificateholder Distribution Summary

     Class               CUSIP        Certificate            Beginning           Interest
                                     Pass-Through          Certificate       Distribution
                                             Rate              Balance
     I-A-1           07387UCE9           5.75000%       270,095,643.19       1,294,208.29
     I-A-2           07387UCF6           5.75000%        73,655,484.35         352,932.53
     I-M-1           07387UCG4           5.26813%        45,676,221.03         207,207.68
     I-M-2           07387UCH2           5.44813%        24,486,029.22         114,874.87
     I-M-3           07387UCJ8           5.53813%        11,301,697.52          53,897.18
     I-B-1           07387UCK5           6.21813%        10,830,302.42          57,990.86
     I-B-2           07387UCL3           6.61813%         9,888,494.29          56,353.99
     I-B-3           07387UCM1           7.56813%         9,418,081.27          61,377.64
     I-B-4           07387UCN9           7.81813%        11,301,697.52          76,086.18
      I-C            07387UCS8           0.00000%         4,315,386.88         367,519.11
      I-P            07387UCR0           0.00000%               100.00           2,879.66
     I-R-1           07387UCP4           0.00000%                 0.00               0.00
    II-1A-1          07387UCT6           5.50000%        86,308,041.10         395,578.52
    II-1A-2          07387UCU3           5.50000%         3,493,017.76          16,009.66
    II-2A-1          07387UCX7           6.00000%       201,229,056.60       1,006,145.28
    II-2A-2          07387UCY5           6.00000%         4,179,459.98          20,897.30
    II-B-1           07387UDB4           5.84736%         7,286,085.35          35,503.65
    II-B-2           07387UDC2           5.84736%         4,696,031.72          22,882.83
    II-B-3           07387UDD0           5.84736%         3,077,123.44          14,994.21
    II-B-4           07387UDE8           5.84736%         2,590,053.63          12,620.82
    II-B-5           07387UDF5           5.84736%         1,618,908.28           7,888.62
    II-B-6           07387UDG3           5.84736%         1,299,497.90           6,332.20
    II-1PO           07387UCW9           0.00000%         1,695,833.80               0.00
     II-1X           07387UCV1           0.45699%                 0.00          37,235.77
    II-2PO           07387UDA6           0.00000%         4,426,629.23               0.00
     II-2X           07387UCZ2           0.36039%                 0.00          67,309.53
     II-1P           07387UDK4           0.00000%               100.00          11,400.00
    II-1R-1          07387UDH1           0.00000%                 0.00               0.00
    II-1R-2          07387UDJ7           0.00000%                 0.00               0.00
     II-2P           07387UDL2           0.00000%               100.00          30,907.74
     FGIC                                0.07000%                 0.00           4,296.57

Totals                                                  792,869,076.48       4,335,330.69


                             Certificateholder Distribution Summary (continued)

     Class              Principal           Current             Ending              Total        Cumulative
                     Distribution          Realized        Certificate       Distribution          Realized
                                               Loss            Balance                               Losses
     I-A-1           3,344,423.46              0.00     266,751,219.74       4,638,631.75              0.00
     I-A-2             912,029.26              0.00      72,743,455.09       1,264,961.79              0.00
     I-M-1             565,579.75              0.00      45,110,641.28         772,787.43              0.00
     I-M-2             303,195.01              0.00      24,182,834.21         418,069.88              0.00
     I-M-3             139,941.77              0.00      11,161,755.75         193,838.95              0.00
     I-B-1             134,104.78              0.00      10,696,197.64         192,095.64              0.00
     I-B-2             122,442.97              0.00       9,766,051.32         178,796.96              0.00
     I-B-3             116,618.14              0.00       9,301,463.12         177,995.78              0.00
     I-B-4             139,941.77              0.00      11,161,755.75         216,027.95              0.00
      I-C                    0.00              0.00       4,315,386.88         367,519.11              0.00
      I-P                    0.00              0.00             100.00           2,879.66              0.00
     I-R-1                   0.00              0.00               0.00               0.00              0.00
    II-1A-1          1,809,961.74              0.00      84,498,079.36       2,205,540.26              0.00
    II-1A-2             73,251.91              0.00       3,419,765.85          89,261.57              0.00
    II-2A-1          4,272,559.46              0.00     196,956,497.14       5,278,704.74              0.00
    II-2A-2             88,739.63              0.00       4,090,720.35         109,636.93              0.00
    II-B-1               7,042.60              0.00       7,279,042.75          42,546.25              0.00
    II-B-2               4,539.10              0.00       4,691,492.62          27,421.93              0.00
    II-B-3               2,974.29              0.00       3,074,149.15          17,968.50              0.00
    II-B-4               2,503.50              0.00       2,587,550.13          15,124.32              0.00
    II-B-5               1,564.81              0.00       1,617,343.47           9,453.43              0.00
    II-B-6               1,256.07              0.00       1,298,241.83           7,588.27              0.00
    II-1PO               6,973.21              0.00       1,688,860.59           6,973.21              0.00
     II-1X                   0.00              0.00               0.00          37,235.77              0.00
    II-2PO              15,102.38              0.00       4,411,526.84          15,102.38              0.00
     II-2X                   0.00              0.00               0.00          67,309.53              0.00
     II-1P                   0.00              0.00             100.00          11,400.00              0.00
    II-1R-1                  0.00              0.00               0.00               0.00              0.00
    II-1R-2                  0.00              0.00               0.00               0.00              0.00
     II-2P                   0.00              0.00             100.00          30,907.74              0.00
     FGIC                    0.00              0.00               0.00           4,296.57              0.00

Totals              12,064,745.61              0.00     780,804,330.86      16,400,076.30              0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.

NOTE: FGIC (Financial Guaranty Insurance Company)- Insurer Premium Amount



                                              Principal Distribution Statement

    Class              Original          Beginning          Scheduled          UnScheduled        Accretion         Realized
                           Face        Certificate          Principal            Principal                              Loss
                         Amount            Balance       Distribution         Distribution
    I-A-1        275,026,000.00     270,095,643.19               0.00         3,344,423.46             0.00             0.00
    I-A-2         75,000,000.00      73,655,484.35               0.00           912,029.26             0.00             0.00
    I-M-1         46,510,000.00      45,676,221.03               0.00           565,579.75             0.00             0.00
    I-M-2         24,933,000.00      24,486,029.22               0.00           303,195.01             0.00             0.00
    I-M-3         11,508,000.00      11,301,697.52               0.00           139,941.77             0.00             0.00
    I-B-1         11,028,000.00      10,830,302.42               0.00           134,104.78             0.00             0.00
    I-B-2         10,069,000.00       9,888,494.29               0.00           122,442.97             0.00             0.00
    I-B-3          9,590,000.00       9,418,081.27               0.00           116,618.14             0.00             0.00
    I-B-4         11,508,000.00      11,301,697.52               0.00           139,941.77             0.00             0.00
     I-C           4,315,431.40       4,315,386.88               0.00                 0.00             0.00             0.00
     I-P                 100.00             100.00               0.00                 0.00             0.00             0.00
    I-R-1                  0.00               0.00               0.00                 0.00             0.00             0.00
   II-1A-1        87,716,000.00      86,308,041.10         188,922.34         1,621,039.41             0.00             0.00
   II-1A-2         3,550,000.00       3,493,017.76           7,645.97            65,605.93             0.00             0.00
   II-2A-1       202,218,000.00     201,229,056.60          86,418.92         4,186,140.54             0.00             0.00
   II-2A-2         4,200,000.00       4,179,459.98           1,794.89            86,944.73             0.00             0.00
    II-B-1         7,300,000.00       7,286,085.35           7,042.60                 0.00             0.00             0.00
    II-B-2         4,705,000.00       4,696,031.72           4,539.10                 0.00             0.00             0.00
    II-B-3         3,083,000.00       3,077,123.44           2,974.29                 0.00             0.00             0.00
    II-B-4         2,595,000.00       2,590,053.63           2,503.50                 0.00             0.00             0.00
    II-B-5         1,622,000.00       1,618,908.28           1,564.81                 0.00             0.00             0.00
    II-B-6         1,301,979.76       1,299,497.90           1,256.07                 0.00             0.00             0.00
    II-1PO         1,709,146.00       1,695,833.80           6,315.69               657.52             0.00             0.00
    II-1X                  0.00               0.00               0.00                 0.00             0.00             0.00
    II-2PO         4,460,569.65       4,426,629.23           2,508.32            12,594.07             0.00             0.00
    II-2X                  0.00               0.00               0.00                 0.00             0.00             0.00
    II-1P                100.00             100.00               0.00                 0.00             0.00             0.00
   II-1R-1                50.00               0.00               0.00                 0.00             0.00             0.00
   II-1R-2                50.00               0.00               0.00                 0.00             0.00             0.00
    II-2P                100.00             100.00               0.00                 0.00             0.00             0.00
     FGIC                  0.00               0.00               0.00                 0.00             0.00             0.00

Totals           803,948,526.81     792,869,076.48         313,486.50        11,751,259.11             0.00             0.00


                        Principal Distribution Statement (continued)

     Class                  Total             Ending             Ending              Total
                        Principal        Certificate        Certificate          Principal
                        Reduction            Balance         Percentage       Distribution
     I-A-1           3,344,423.46     266,751,219.74         0.96991273       3,344,423.46
     I-A-2             912,029.26      72,743,455.09         0.96991273         912,029.26
     I-M-1             565,579.75      45,110,641.28         0.96991273         565,579.75
     I-M-2             303,195.01      24,182,834.21         0.96991273         303,195.01
     I-M-3             139,941.77      11,161,755.75         0.96991273         139,941.77
     I-B-1             134,104.78      10,696,197.64         0.96991273         134,104.78
     I-B-2             122,442.97       9,766,051.32         0.96991273         122,442.97
     I-B-3             116,618.14       9,301,463.12         0.96991273         116,618.14
     I-B-4             139,941.77      11,161,755.75         0.96991273         139,941.77
      I-C                    0.00       4,315,386.88         0.99998968               0.00
      I-P                    0.00             100.00         1.00000000               0.00
     I-R-1                   0.00               0.00         0.00000000               0.00
    II-1A-1          1,809,961.74      84,498,079.36         0.96331433       1,809,961.74
    II-1A-2             73,251.91       3,419,765.85         0.96331432          73,251.91
    II-2A-1          4,272,559.46     196,956,497.14         0.97398104       4,272,559.46
    II-2A-2             88,739.63       4,090,720.35         0.97398104          88,739.63
    II-B-1               7,042.60       7,279,042.75         0.99712914           7,042.60
    II-B-2               4,539.10       4,691,492.62         0.99712914           4,539.10
    II-B-3               2,974.29       3,074,149.15         0.99712914           2,974.29
    II-B-4               2,503.50       2,587,550.13         0.99712914           2,503.50
    II-B-5               1,564.81       1,617,343.47         0.99712914           1,564.81
    II-B-6               1,256.07       1,298,241.83         0.99712904           1,256.07
    II-1PO               6,973.21       1,688,860.59         0.98813126           6,973.21
     II-1X                   0.00               0.00         0.00000000               0.00
    II-2PO              15,102.38       4,411,526.84         0.98900526          15,102.38
     II-2X                   0.00               0.00         0.00000000               0.00
     II-1P                   0.00             100.00         1.00000000               0.00
    II-1R-1                  0.00               0.00         0.00000000               0.00
    II-1R-2                  0.00               0.00         0.00000000               0.00
     II-2P                   0.00             100.00         1.00000000               0.00
     FGIC                    0.00               0.00         0.00000000               0.00

Totals              12,064,745.61     780,804,330.86         0.97121184      12,064,745.61



                                         Principal Distribution Factors Statement

     Class             Original             Beginning             Scheduled            UnScheduled             Accretion
                           Face           Certificate             Principal              Principal
                         Amount               Balance          Distribution           Distribution
     I-A-1       275,026,000.00          982.07312469            0.00000000            12.16039014            0.00000000
     I-A-2        75,000,000.00          982.07312467            0.00000000            12.16039013            0.00000000
     I-M-1        46,510,000.00          982.07312470            0.00000000            12.16039024            0.00000000
     I-M-2        24,933,000.00          982.07312477            0.00000000            12.16039025            0.00000000
     I-M-3        11,508,000.00          982.07312478            0.00000000            12.16039016            0.00000000
     I-B-1        11,028,000.00          982.07312477            0.00000000            12.16038992            0.00000000
     I-B-2        10,069,000.00          982.07312444            0.00000000            12.16039031            0.00000000
     I-B-3         9,590,000.00          982.07312513            0.00000000            12.16038999            0.00000000
     I-B-4        11,508,000.00          982.07312478            0.00000000            12.16039016            0.00000000
      I-C          4,315,431.40          999.98968353            0.00000000             0.00000000            0.00000000
      I-P                100.00         1000.00000000            0.00000000             0.00000000            0.00000000
     I-R-1                 0.00            0.00000000            0.00000000             0.00000000            0.00000000
    II-1A-1       87,716,000.00          983.94866501            2.15379566            18.48054414            0.00000000
    II-1A-2        3,550,000.00          983.94866479            2.15379437            18.48054366            0.00000000
    II-2A-1      202,218,000.00          995.10951844            0.42735523            20.70112720            0.00000000
    II-2A-2        4,200,000.00          995.10951905            0.42735476            20.70112619            0.00000000
    II-B-1         7,300,000.00          998.09388356            0.96473973             0.00000000            0.00000000
    II-B-2         4,705,000.00          998.09388310            0.96473964             0.00000000            0.00000000
    II-B-3         3,083,000.00          998.09388258            0.96473889             0.00000000            0.00000000
    II-B-4         2,595,000.00          998.09388439            0.96473988             0.00000000            0.00000000
    II-B-5         1,622,000.00          998.09388409            0.96474106             0.00000000            0.00000000
    II-B-6         1,301,979.76          998.09377989            0.96473850             0.00000000            0.00000000
    II-1PO         1,709,146.00          992.21119787            3.69523142             0.38470675            0.00000000
     II-1X                 0.00            0.00000000            0.00000000             0.00000000            0.00000000
    II-2PO         4,460,569.65          992.39101221            0.56233176             2.82342189            0.00000000
     II-2X                 0.00            0.00000000            0.00000000             0.00000000            0.00000000
     II-1P               100.00         1000.00000000            0.00000000             0.00000000            0.00000000
    II-1R-1               50.00            0.00000000            0.00000000             0.00000000            0.00000000
    II-1R-2               50.00            0.00000000            0.00000000             0.00000000            0.00000000
     II-2P               100.00         1000.00000000            0.00000000             0.00000000            0.00000000
     FGIC                  0.00            0.00000000            0.00000000             0.00000000            0.00000000


                                    Principal Distribution Factors Statement (continued)

    Class                 Realized                  Total                Ending                 Ending                 Total
                              Loss              Principal           Certificate            Certificate             Principal
                                                Reduction               Balance             Percentage          Distribution
    I-A-1               0.00000000            12.16039014          969.91273458             0.96991273           12.16039014
    I-A-2               0.00000000            12.16039013          969.91273453             0.96991273           12.16039013
    I-M-1               0.00000000            12.16039024          969.91273447             0.96991273           12.16039024
    I-M-2               0.00000000            12.16039025          969.91273453             0.96991273           12.16039025
    I-M-3               0.00000000            12.16039016          969.91273462             0.96991273           12.16039016
    I-B-1               0.00000000            12.16038992          969.91273486             0.96991273           12.16038992
    I-B-2               0.00000000            12.16039031          969.91273413             0.96991273           12.16039031
    I-B-3               0.00000000            12.16038999          969.91273410             0.96991273           12.16038999
    I-B-4               0.00000000            12.16039016          969.91273462             0.96991273           12.16039016
     I-C                0.00000000             0.00000000          999.98968353             0.99998968            0.00000000
     I-P                0.00000000             0.00000000         1000.00000000             1.00000000            0.00000000
    I-R-1               0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
   II-1A-1              0.00000000            20.63433969          963.31432532             0.96331433           20.63433969
   II-1A-2              0.00000000            20.63434085          963.31432394             0.96331432           20.63434085
   II-2A-1              0.00000000            21.12848243          973.98103601             0.97398104           21.12848243
   II-2A-2              0.00000000            21.12848333          973.98103571             0.97398104           21.12848333
    II-B-1              0.00000000             0.96473973          997.12914384             0.99712914            0.96473973
    II-B-2              0.00000000             0.96473964          997.12914346             0.99712914            0.96473964
    II-B-3              0.00000000             0.96473889          997.12914369             0.99712914            0.96473889
    II-B-4              0.00000000             0.96473988          997.12914451             0.99712914            0.96473988
    II-B-5              0.00000000             0.96474106          997.12914303             0.99712914            0.96474106
    II-B-6              0.00000000             0.96473850          997.12904139             0.99712904            0.96473850
    II-1PO              0.00000000             4.07993817          988.13125971             0.98813126            4.07993817
    II-1X               0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
    II-2PO              0.00000000             3.38575141          989.00525855             0.98900526            3.38575141
    II-2X               0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
    II-1P               0.00000000             0.00000000         1000.00000000             1.00000000            0.00000000
   II-1R-1              0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
   II-1R-2              0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
    II-2P               0.00000000             0.00000000         1000.00000000             1.00000000            0.00000000
     FGIC               0.00000000             0.00000000            0.00000000             0.00000000            0.00000000


NOTE: All Classes are per $1,000 denomination.



                                                 Interest Distribution Statement

     Class          Accrual           Accrual              Current          Beginning             Current            Payment of
                     Dates              Days           Certificate       Certificate/             Accrued        Unpaid Interest
                                                              Rate           Notional            Interest          Shortfall (1)
                                                                              Balance
     I-A-1     03/01/06 - 03/30/06       30               5.75000%     270,095,643.19        1,294,208.29                   0.00
     I-A-2     03/01/06 - 03/30/06       30               5.75000%      73,655,484.35          352,932.53                   0.00
     I-M-1     03/25/06 - 04/24/06       31               5.26813%      45,676,221.03          207,207.68                   0.00
     I-M-2     03/25/06 - 04/24/06       31               5.44813%      24,486,029.22          114,874.87                   0.00
     I-M-3     03/25/06 - 04/24/06       31               5.53813%      11,301,697.52           53,897.18                   0.00
     I-B-1     03/25/06 - 04/24/06       31               6.21813%      10,830,302.42           57,990.86                   0.00
     I-B-2     03/25/06 - 04/24/06       31               6.61813%       9,888,494.29           56,353.99                 782.77
     I-B-3     03/25/06 - 04/24/06       31               7.56813%       9,418,081.27           61,377.64               8,450.05
     I-B-4     03/25/06 - 04/24/06       31               7.81813%      11,301,697.52           76,086.18              12,573.06
      I-C                      N/A      N/A               0.00000%       4,315,386.88                0.00                   0.00
      I-P                      N/A      N/A               0.00000%             100.00                0.00                   0.00
     I-R-1                     N/A      N/A               0.00000%               0.00                0.00                   0.00
    II-1A-1    03/01/06 - 03/30/06       30               5.50000%      86,308,041.10          395,578.52                   0.00
    II-1A-2    03/01/06 - 03/30/06       30               5.50000%       3,493,017.76           16,009.66                   0.00
    II-2A-1    03/01/06 - 03/30/06       30               6.00000%     201,229,056.60        1,006,145.28                   0.00
    II-2A-2    03/01/06 - 03/30/06       30               6.00000%       4,179,459.98           20,897.30                   0.00
    II-B-1     03/01/06 - 03/30/06       30               5.84736%       7,286,085.35           35,503.65                   0.00
    II-B-2     03/01/06 - 03/30/06       30               5.84736%       4,696,031.72           22,882.83                   0.00
    II-B-3     03/01/06 - 03/30/06       30               5.84736%       3,077,123.44           14,994.21                   0.00
    II-B-4     03/01/06 - 03/30/06       30               5.84736%       2,590,053.63           12,620.82                   0.00
    II-B-5     03/01/06 - 03/30/06       30               5.84736%       1,618,908.28            7,888.62                   0.00
    II-B-6     03/01/06 - 03/30/06       30               5.84736%       1,299,497.90            6,332.20                   0.00
    II-1PO                     N/A      N/A               0.00000%       1,695,833.80                0.00                   0.00
     II-1X     03/01/06 - 03/30/06       30               0.45699%      97,775,726.00           37,235.77                   0.00
    II-2PO                     N/A      N/A               0.00000%       4,426,629.23                0.00                   0.00
     II-2X     03/01/06 - 03/30/06       30               0.36039%     224,124,012.78           67,309.53                   0.00
     II-1P                     N/A      N/A               0.00000%             100.00                0.00                   0.00
    II-1R-1                    N/A      N/A               0.00000%               0.00                0.00                   0.00
    II-1R-2                    N/A      N/A               0.00000%               0.00                0.00                   0.00
     II-2P                     N/A      N/A               0.00000%             100.00                0.00                   0.00
     FGIC      03/01/06 - 03/30/06       30               0.07000%      73,655,484.35            4,296.57                   0.00

Totals                                                                                       3,922,624.18              21,805.88



                                     Interest Distribution Statement (continued)

      Class                Current       Non-Supported             Total          Remaining                   Ending
                          Interest            Interest          Interest    Unpaid Interest             Certificate/
                      Shortfall(1)           Shortfall      Distribution       Shortfall(1)                 Notional
                                                                                                             Balance
      I-A-1                   0.00                0.00      1,294,208.29               0.00           266,751,219.74
      I-A-2                   0.00                0.00        352,932.53               0.00            72,743,455.09
      I-M-1                   0.00                0.00        207,207.68               0.00            45,110,641.28
      I-M-2                   0.00                0.00        114,874.87               0.00            24,182,834.21
      I-M-3                   0.00                0.00         53,897.18               0.00            11,161,755.75
      I-B-1                   0.00                0.00         57,990.86               0.00            10,696,197.64
      I-B-2                 782.77                0.00         56,353.99               0.00             9,766,051.32
      I-B-3               8,450.05                0.00         61,377.64               0.00             9,301,463.12
      I-B-4              12,573.06                0.00         76,086.18               0.00            11,161,755.75
       I-C                    0.00                0.00        367,519.11               0.00             4,315,386.88
       I-P                    0.00                0.00          2,879.66               0.00                   100.00
      I-R-1                   0.00                0.00              0.00               0.00                     0.00
     II-1A-1                  0.00                0.00        395,578.52               0.00            84,498,079.36
     II-1A-2                  0.00                0.00         16,009.66               0.00             3,419,765.85
     II-2A-1                  0.00                0.00      1,006,145.28               0.00           196,956,497.14
     II-2A-2                  0.00                0.00         20,897.30               0.00             4,090,720.35
     II-B-1                   0.00                0.00         35,503.65               0.00             7,279,042.75
     II-B-2                   0.00                0.00         22,882.83               0.00             4,691,492.62
     II-B-3                   0.00                0.00         14,994.21               0.00             3,074,149.15
     II-B-4                   0.00                0.00         12,620.82               0.00             2,587,550.13
     II-B-5                   0.00                0.00          7,888.62               0.00             1,617,343.47
     II-B-6                   0.00                0.00          6,332.20               0.00             1,298,241.83
     II-1PO                   0.00                0.00              0.00               0.00             1,688,860.59
      II-1X                   0.00                0.00         37,235.77               0.00            95,871,795.21
     II-2PO                   0.00                0.00              0.00               0.00             4,411,526.84
      II-2X                   0.00                0.00         67,309.53               0.00           219,741,474.88
      II-1P                   0.00                0.00         11,400.00               0.00                   100.00
     II-1R-1                  0.00                0.00              0.00               0.00                     0.00
     II-1R-2                  0.00                0.00              0.00               0.00                     0.00
      II-2P                   0.00                0.00         30,907.74               0.00                   100.00
      FGIC                    0.00                0.00          4,296.57               0.00            72,743,455.09

Totals                   21,805.88                0.00      4,335,330.69               0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: FGIC (Financial Guaranty Insurance Company)- Insurer Premium Amount

                                         Interest Distribution Factors Statement

     Class                Original          Current              Beginning                 Current           Payment of
                              Face      Certificate            Certificate/                Accrued       Unpaid Interest
                            Amount             Rate                Notional               Interest         Shortfall (1)
                                                                    Balance
     I-A-1          275,026,000.00         5.75000%            982.07312469             4.70576705            0.00000000
     I-A-2           75,000,000.00         5.75000%            982.07312467             4.70576707            0.00000000
     I-M-1           46,510,000.00         5.26813%            982.07312470             4.45512105            0.00000000
     I-M-2           24,933,000.00         5.44813%            982.07312477             4.60734248            0.00000000
     I-M-3           11,508,000.00         5.53813%            982.07312478             4.68345325            0.00000000
     I-B-1           11,028,000.00         6.21813%            982.07312477             5.25851106            0.00000000
     I-B-2           10,069,000.00         6.61813%            982.07312444             5.59678121            0.07774059
     I-B-3            9,590,000.00         7.56813%            982.07312513             6.40017101            0.88113139
     I-B-4           11,508,000.00         7.81813%            982.07312478             6.61159020            1.09254953
      I-C             4,315,431.40         0.00000%            999.98968353             0.00000000            0.00000000
      I-P                   100.00         0.00000%           1000.00000000             0.00000000            0.00000000
     I-R-1                    0.00         0.00000%              0.00000000             0.00000000            0.00000000
    II-1A-1          87,716,000.00         5.50000%            983.94866501             4.50976470            0.00000000
    II-1A-2           3,550,000.00         5.50000%            983.94866479             4.50976338            0.00000000
    II-2A-1         202,218,000.00         6.00000%            995.10951844             4.97554758            0.00000000
    II-2A-2           4,200,000.00         6.00000%            995.10951905             4.97554762            0.00000000
    II-B-1            7,300,000.00         5.84736%            998.09388356             4.86351370            0.00000000
    II-B-2            4,705,000.00         5.84736%            998.09388310             4.86351328            0.00000000
    II-B-3            3,083,000.00         5.84736%            998.09388258             4.86351281            0.00000000
    II-B-4            2,595,000.00         5.84736%            998.09388439             4.86351445            0.00000000
    II-B-5            1,622,000.00         5.84736%            998.09388409             4.86351418            0.00000000
    II-B-6            1,301,979.76         5.84736%            998.09377989             4.86351647            0.00000000
    II-1PO            1,709,146.00         0.00000%            992.21119787             0.00000000            0.00000000
     II-1X                    0.00         0.45699%            984.83754052             0.37505407            0.00000000
    II-2PO            4,460,569.65         0.00000%            992.39101221             0.00000000            0.00000000
     II-2X                    0.00         0.36039%            995.31213544             0.29891483            0.00000000
     II-1P                  100.00         0.00000%           1000.00000000             0.00000000            0.00000000
    II-1R-1                  50.00         0.00000%              0.00000000             0.00000000            0.00000000
    II-1R-2                  50.00         0.00000%              0.00000000             0.00000000            0.00000000
     II-2P                  100.00         0.00000%           1000.00000000             0.00000000            0.00000000
     FGIC                     0.00         0.07000%            982.07312467             0.05728760            0.00000000

                                      Interest Distribution Factors Statement (continued)

     Class                   Current          Non-Supported                 Total       Remaining Unpaid               Ending
                            Interest               Interest              Interest               Interest          Certificate/
                        Shortfall(1)              Shortfall          Distribution           Shortfall(1)              Notional
                                                                                                                       Balance
     I-A-1                0.00000000             0.00000000            4.70576705             0.00000000          969.91273458
     I-A-2                0.00000000             0.00000000            4.70576707             0.00000000          969.91273453
     I-M-1                0.00000000             0.00000000            4.45512105             0.00000000          969.91273447
     I-M-2                0.00000000             0.00000000            4.60734248             0.00000000          969.91273453
     I-M-3                0.00000000             0.00000000            4.68345325             0.00000000          969.91273462
     I-B-1                0.00000000             0.00000000            5.25851106             0.00000000          969.91273486
     I-B-2                0.07774059             0.00000000            5.59678121             0.00000000          969.91273413
     I-B-3                0.88113139             0.00000000            6.40017101             0.00000000          969.91273410
     I-B-4                1.09254953             0.00000000            6.61159020             0.00000000          969.91273462
      I-C                 0.00000000             0.00000000           85.16393286             0.00000000          999.98968353
      I-P                 0.00000000             0.00000000        28796.60000000             0.00000000         1000.00000000
     I-R-1                0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
    II-1A-1               0.00000000             0.00000000            4.50976470             0.00000000          963.31432532
    II-1A-2               0.00000000             0.00000000            4.50976338             0.00000000          963.31432394
    II-2A-1               0.00000000             0.00000000            4.97554758             0.00000000          973.98103601
    II-2A-2               0.00000000             0.00000000            4.97554762             0.00000000          973.98103571
    II-B-1                0.00000000             0.00000000            4.86351370             0.00000000          997.12914384
    II-B-2                0.00000000             0.00000000            4.86351328             0.00000000          997.12914346
    II-B-3                0.00000000             0.00000000            4.86351281             0.00000000          997.12914369
    II-B-4                0.00000000             0.00000000            4.86351445             0.00000000          997.12914451
    II-B-5                0.00000000             0.00000000            4.86351418             0.00000000          997.12914303
    II-B-6                0.00000000             0.00000000            4.86351647             0.00000000          997.12904139
    II-1PO                0.00000000             0.00000000            0.00000000             0.00000000          988.13125971
     II-1X                0.00000000             0.00000000            0.37505407             0.00000000          965.66036236
    II-2PO                0.00000000             0.00000000            0.00000000             0.00000000          989.00525855
     II-2X                0.00000000             0.00000000            0.29891483             0.00000000          975.84972666
     II-1P                0.00000000             0.00000000       114000.00000000             0.00000000         1000.00000000
    II-1R-1               0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
    II-1R-2               0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
     II-2P                0.00000000             0.00000000       309077.40000000             0.00000000         1000.00000000
     FGIC                 0.00000000             0.00000000            0.05728760             0.00000000          969.91273453

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All Classes are per $1,000 denomination.

                                        CERTIFICATEHOLDER ACCOUNT STATEMENT

                                                CERTIFICATE ACCOUNT
Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                               16,651,142.50
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   224,659.73
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                 45,186.94
Total Deposits                                                                                        16,920,989.17

Withdrawals
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                 355,071.16
     Total Administration Fees                                                                           165,841.71
     Payment of Interest and Principal                                                                16,400,076.30
Total Withdrawals (Pool Distribution Amount)                                                          16,920,989.17

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.



                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    165,180.99
Master Servicing Fee- Wells Fargo Bank, N.A.                                                660.72
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               165,841.71

*Servicer Payees include: EMC MTG CORP; GREENPOINT MTG FUNDING, INC; HARBOURSIDE MORTGAGE; HSBC
BANK USA, NA; PHH US MTG CORP; WATERFIELD MTG CORP; WELLS FARGO BANK, N.A.


                                              Reserve and Guaranty Funds

               Account Name             Beginning                Current               Current                 Ending
                                          Balance            Withdrawals              Deposits                Balance
    Policy Payments Account                  0.00                   0.00                  0.00                   0.00

    Net WAC Reserve Fund                 5,000.00              21,805.88             21,805.88               5,000.00

    Class II-R Certificate                   0.00                   0.00                  0.00                   0.00
                    Account
     Class I-P Certificate                 100.00                   0.00                  0.00                 100.00
                    Account
   Class II-1P Certificate                 100.00                   0.00                  0.00                 100.00
                    Account
   Class II-2P Certificate                 100.00                   0.00                  0.00                 100.00
                    Account

NOTE: Insurer- Financial Guaranty Insurance Company

                                     COLLATERAL STATEMENT

Collateral Description                                                             Mixed Fixed
Weighted Average Gross Coupon                                                        6.749129%
Weighted Average Pass-Through Rate                                                   6.493052%
Weighted Average Remaining Term                                                            333

Beginning Scheduled Collateral Loan Count                                                3,000
Number Of Loans Paid In Full                                                                41
Ending Scheduled Collateral Loan Count                                                   2,959

Beginning Scheduled Collateral Balance                                          792,868,776.47
Ending Scheduled Collateral Balance                                             780,804,030.88
Ending Actual Collateral Balance at 31-Mar-2006                                 781,117,562.97

Monthly P&I Constant                                                              4,871,357.81
Special Servicing Fee                                                                     0.00
Prepayment Penalty Waived Amount                                                          0.00
Prepayment Penalty Waived Count                                                              0
Prepayment Penalty Paid Amount                                                       45,186.94
Prepayment Penalty Paid Count                                                                7
Realized Loss Amount                                                                      0.00
Cumulative Realized Loss                                                                  0.00

Class A Optimal Amount                                                           13,695,578.90
Class AP Deferred Amount                                                                  0.00

Scheduled Principal                                                                 412,046.19
Unscheduled Principal                                                            11,652,699.40



                                        Group Level Collateral Statement

Group                                                                    Group I                          Group II-1
 Collateral Description                                               Mixed Fixed                         Mixed Fixed
 Weighted Average Coupon Rate                                            6.994671                            6.112602
 Weighted Average Net Rate                                               6.744671                            5.862602
 Pass-Through Rate                                                       6.743671                            5.861602
 Weighted Average Remaining Term                                              356                                 173
 Record Date                                                           03/31/2006                          03/31/2006
 Principal And Interest Constant                                     2,843,787.67                          714,681.33
 Beginning Loan Count                                                       1,914                                 352
 Loans Paid in Full                                                            21                                   5
 Ending Loan Count                                                          1,893                                 347
 Beginning Scheduled Balance                                       470,969,037.69                       97,775,726.00
 Ending Scheduled Balance                                          465,190,760.79                       95,871,795.21
 Scheduled Principal                                                    98,559.70                          216,627.93
 Unscheduled Principal                                               5,679,717.20                        1,687,302.86
 Scheduled Interest                                                  2,745,227.97                          498,053.40
 Servicing Fees                                                         98,118.55                           20,369.94
 Master Servicing Fees                                                     392.47                               81.48
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                                   0.00                                0.00
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        2,646,716.95                          477,601.98
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                          2,879.20                           11,400.00
 Prepayment Penalty Paid Count                                                  1                                   1
 Special Servicing Fee                                                       0.00                                0.00



                                        Group Level Collateral Statement

Group                                                                 Group II-2                               Total
 Collateral Description                                               Mixed Fixed                         Mixed Fixed
 Weighted Average Coupon Rate                                            6.510843                            6.749129
 Weighted Average Net Rate                                               6.260843                            6.499129
 Pass-Through Rate                                                       6.241883                            6.493052
 Weighted Average Remaining Term                                              355                                 333
 Record Date                                                           03/31/2006                          03/31/2006
 Principal And Interest Constant                                     1,312,888.81                        4,871,357.81
 Beginning Loan Count                                                         734                               3,000
 Loans Paid in Full                                                            15                                  41
 Ending Loan Count                                                            719                               2,959
 Beginning Scheduled Balance                                       224,124,012.78                      792,868,776.47
 Ending Scheduled Balance                                          219,741,474.88                      780,804,030.88
 Scheduled Principal                                                    96,858.56                          412,046.19
 Unscheduled Principal                                               4,285,679.34                       11,652,699.40
 Scheduled Interest                                                  1,216,030.25                        4,459,311.62
 Servicing Fees                                                         46,692.50                          165,180.99
 Master Servicing Fees                                                     186.77                              660.72
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                               3,354.51                            3,354.51
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        1,165,796.47                        4,290,115.40
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                         30,907.74                           45,186.94
 Prepayment Penalty Paid Count                                                  5                                   7
 Special Servicing Fee                                                       0.00                                0.00


                            Additional Reporting - Deal Level



                                   Structural Reporting
3 Month Rolling Average Delinquency                                             0.012668%


                                 Trigger Event Reporting
Group I Extra Principal Distribution Trigger
     Group I Turbo & Call Trigger                                                   FALSE
Delinquency Percentage Trigger Group II
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.500000%
     Calculated Value                                                           0.181615%
Cumulative Loss Trigger Group II
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.300000%
     Calculated Value                                                           0.000000%
Shifting Interest Delinquency/Loss TriggerGroup II
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.000000%
     Calculated Value                                                           0.000000%



                                      Additional Reporting - Group Level

                                            Miscellaneous Reporting

        Group I
        Group I Overcollateralized Amount                                                4,315,386.88
        Group I Overcollateralized Increase Amt                                                  0.00
        Group I Overcollateralized Release Amt                                                   0.00
        Group I Overcollateralized Target Amount                                         4,315,386.88
        Group I Extra Principal Distribution Amt                                                 0.00

                                             Structural Reporting

        Group I
        Net WAC Rate Carryover Amount Group 1                                               21,805.88
        Net WAC Rate Carryover Amount I-A-1                                                      0.00
        Net WAC Rate Carryover Amount I-A-2                                                      0.00
        Net WAC Rate Carryover Amount I-M-1                                                      0.00
        Net WAC Rate Carryover Amount I-M-2                                                      0.00
        Net WAC Rate Carryover Amount I-M-3                                                      0.00
        Net WAC Rate Carryover Amount I-B-1                                                      0.00
        Net WAC Rate Carryover Amount I-B-2                                                    782.77
        Net WAC Rate Carryover Amount I-B-3                                                  8,450.05
        Net WAC Rate Carryover Amount I-B-4                                                 12,573.06

        Group II-1
        Senior Percentage II-1                                                             93.464987%
        Subordinate Percentage II-1                                                         6.535013%
        Senior Prepayment Percentage II-1                                                 100.000000%
        Subordinate Prepayment Percentage II-1                                              0.000000%

        Group II-2
        Senior Percentage II-2                                                             93.496114%
        Subordinate Percentage II-2                                                         6.503886%
        Senior Prepayment Percentage II-2                                                 100.000000%
        Subordinate Prepayment Percentage II-2                                              0.000000%


                               LOAN STATUS STRATIFICATION/CREDIT ENHANCEMENT STATEMENT

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      81                  0                    0                   0                    81
             24,196,139.05       0.00                 0.00                0.00                 24,196,139.05

60 Days      22                  0                    0                   0                    22
             6,680,775.99        0.00                 0.00                0.00                 6,680,775.99

90 Days      9                   0                    0                   0                    9
             5,055,499.73        0.00                 0.00                0.00                 5,055,499.73

120 Days     3                   0                    1                   0                    4
             1,322,400.00        0.00                 258,750.00          0.00                 1,581,150.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       115                 0                    1                   0                    116
             37,254,814.77       0.00                 258,750.00          0.00                 37,513,564.77

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      2.737411%           0.000000%            0.000000%           0.000000%            2.737411%
             3.097631%           0.000000%            0.000000%           0.000000%            3.097631%

60 Days      0.743494%           0.000000%            0.000000%           0.000000%            0.743494%
             0.855284%           0.000000%            0.000000%           0.000000%            0.855284%

90 Days      0.304157%           0.000000%            0.000000%           0.000000%            0.304157%
             0.647214%           0.000000%            0.000000%           0.000000%            0.647214%

120 Days     0.101386%           0.000000%            0.033795%           0.000000%            0.135181%
             0.169296%           0.000000%            0.033126%           0.000000%            0.202422%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       3.886448%           0.000000%            0.033795%           0.000000%            3.920243%
             4.769425%           0.000000%            0.033126%           0.000000%            4.802550%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     224,659.73


                                                 Delinquency Status By Group

                        DELINQUENT           BANKRUPTCY            FORECLOSURE          REO                  Total

Group I                 No. of Loans         No. of Loans          No. of Loans         No. of Loans         No. of Loans
                        Actual Balance       Actual Balance        Actual Balance       Actual Balance       Actual Balance
0-29 Days                                    0                     0                    0                    0
                                             0.00                  0.00                 0.00                 0.00

30 Days                 55                   0                     0                    0                    55
                        16,467,540.02        0.00                  0.00                 0.00                 16,467,540.02

60 Days                 16                   0                     0                    0                    16
                        4,393,701.25         0.00                  0.00                 0.00                 4,393,701.25

90 Days                 7                    0                     0                    0                    7
                        4,453,612.00         0.00                  0.00                 0.00                 4,453,612.00

120 Days                1                    0                     1                    0                    2
                        124,800.00           0.00                  258,750.00           0.00                 383,550.00

150 Days                0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

180+ Days               0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

Totals                  79                   0                     1                    0                    80
                        25,439,653.27        0.00                  258,750.00           0.00                 25,698,403.27


0-29 Days                                    0.000000%             0.000000%            0.000000%            0.000000%
                                             0.000000%             0.000000%            0.000000%            0.000000%

30 Days                 2.905441%            0.000000%             0.000000%            0.000000%            2.905441%
                        3.539354%            0.000000%             0.000000%            0.000000%            3.539354%

60 Days                 0.845219%            0.000000%             0.000000%            0.000000%            0.845219%
                        0.944334%            0.000000%             0.000000%            0.000000%            0.944334%

90 Days                 0.369783%            0.000000%             0.000000%            0.000000%            0.369783%
                        0.957211%            0.000000%             0.000000%            0.000000%            0.957211%

120 Days                0.052826%            0.000000%             0.052826%            0.000000%            0.105652%
                        0.026823%            0.000000%             0.055613%            0.000000%            0.082436%

150 Days                0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

180+ Days               0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

Totals                  4.173270%            0.000000%             0.052826%            0.000000%            4.226096%
                        5.467723%            0.000000%             0.055613%            0.000000%            5.523336%


                        DELINQUENT           BANKRUPTCY            FORECLOSURE          REO                  Total
Group II-1              No. of Loans         No. of Loans          No. of Loans         No. of Loans         No. of Loans
                        Actual Balance       Actual Balance        Actual Balance       Actual Balance       Actual Balance
0-29 Days                                    0                     0                    0                    0
                                             0.00                  0.00                 0.00                 0.00

30 Days                 7                    0                     0                    0                    7
                        1,520,489.28         0.00                  0.00                 0.00                 1,520,489.28

60 Days                 2                    0                     0                    0                    2
                        779,949.67           0.00                  0.00                 0.00                 779,949.67

90 Days                 0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

120 Days                1                    0                     0                    0                    1
                        637,600.00           0.00                  0.00                 0.00                 637,600.00

150 Days                0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

180+ Days               0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

Totals                  10                   0                     0                    0                    10
                        2,938,038.95         0.00                  0.00                 0.00                 2,938,038.95


0-29 Days                                    0.000000%             0.000000%            0.000000%            0.000000%
                                             0.000000%             0.000000%            0.000000%            0.000000%

30 Days                 2.017291%            0.000000%             0.000000%            0.000000%            2.017291%
                        1.583309%            0.000000%             0.000000%            0.000000%            1.583309%

60 Days                 0.576369%            0.000000%             0.000000%            0.000000%            0.576369%
                        0.812173%            0.000000%             0.000000%            0.000000%            0.812173%

90 Days                 0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

120 Days                0.288184%            0.000000%             0.000000%            0.000000%            0.288184%
                        0.663943%            0.000000%             0.000000%            0.000000%            0.663943%

150 Days                0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

180+ Days               0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

Totals                  2.881844%            0.000000%             0.000000%            0.000000%            2.881844%
                        3.059424%            0.000000%             0.000000%            0.000000%            3.059424%


                        DELINQUENT           BANKRUPTCY            FORECLOSURE          REO                  Total
Group II-2              No. of Loans         No. of Loans          No. of Loans         No. of Loans         No. of Loans
                        Actual Balance       Actual Balance        Actual Balance       Actual Balance       Actual Balance
0-29 Days                                    0                     0                    0                    0
                                             0.00                  0.00                 0.00                 0.00

30 Days                 19                   0                     0                    0                    19
                        6,208,109.75         0.00                  0.00                 0.00                 6,208,109.75

60 Days                 4                    0                     0                    0                    4
                        1,507,125.07         0.00                  0.00                 0.00                 1,507,125.07

90 Days                 2                    0                     0                    0                    2
                        601,887.73           0.00                  0.00                 0.00                 601,887.73

120 Days                1                    0                     0                    0                    1
                        560,000.00           0.00                  0.00                 0.00                 560,000.00

150 Days                0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

180+ Days               0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

Totals                  26                   0                     0                    0                    26
                        8,877,122.55         0.00                  0.00                 0.00                 8,877,122.55


0-29 Days                                    0.000000%             0.000000%            0.000000%            0.000000%
                                             0.000000%             0.000000%            0.000000%            0.000000%

30 Days                 2.642559%            0.000000%             0.000000%            0.000000%            2.642559%
                        2.824236%            0.000000%             0.000000%            0.000000%            2.824236%

60 Days                 0.556328%            0.000000%             0.000000%            0.000000%            0.556328%
                        0.685632%            0.000000%             0.000000%            0.000000%            0.685632%

90 Days                 0.278164%            0.000000%             0.000000%            0.000000%            0.278164%
                        0.273815%            0.000000%             0.000000%            0.000000%            0.273815%

120 Days                0.139082%            0.000000%             0.000000%            0.000000%            0.139082%
                        0.254759%            0.000000%             0.000000%            0.000000%            0.254759%

150 Days                0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

180+ Days               0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

Totals                  3.616134%            0.000000%             0.000000%            0.000000%            3.616134%
                        4.038442%            0.000000%             0.000000%            0.000000%            4.038442%






                REO Detail - All Mortgage Loans in REO during Current Period


 Summary                                                             12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              0                   May-05            0.000%
     Original Principal Balance             0.00                   Jun-05            0.000%
     Current Actual Balance                 0.00                   Jul-05            0.000%
                                                                   Aug-05            0.000%
 Current REO Total                                                 Sep-05            0.000%
     Loans in REO                              0                   Oct-05            0.000%
     Original Principal Balance             0.00                   Nov-05            0.000%
     Current Actual Balance                 0.00                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%
                                                                   Apr-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group I                                                             12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              0                   May-05            0.000%
     Original Principal Balance             0.00                   Jun-05            0.000%
     Current Actual Balance                 0.00                   Jul-05            0.000%
                                                                   Aug-05            0.000%
 Current REO Total                                                 Sep-05            0.000%
     Loans in REO                              0                   Oct-05            0.000%
     Original Principal Balance             0.00                   Nov-05            0.000%
     Current Actual Balance                 0.00                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%
                                                                   Apr-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group II-1                                                          12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              0                   May-05            0.000%
     Original Principal Balance             0.00                   Jun-05            0.000%
     Current Actual Balance                 0.00                   Jul-05            0.000%
                                                                   Aug-05            0.000%
 Current REO Total                                                 Sep-05            0.000%
     Loans in REO                              0                   Oct-05            0.000%
     Original Principal Balance             0.00                   Nov-05            0.000%
     Current Actual Balance                 0.00                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%
                                                                   Apr-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group II-2                                                          12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              0                   May-05            0.000%
     Original Principal Balance             0.00                   Jun-05            0.000%
     Current Actual Balance                 0.00                   Jul-05            0.000%
                                                                   Aug-05            0.000%
 Current REO Total                                                 Sep-05            0.000%
     Loans in REO                              0                   Oct-05            0.000%
     Original Principal Balance             0.00                   Nov-05            0.000%
     Current Actual Balance                 0.00                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%
                                                                   Apr-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                           12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      1                   May-05            0.000%
     Original Principal Balance       258,750.00                   Jun-05            0.000%
     Current Actual Balance           258,750.00                   Jul-05            0.000%
                                                                   Aug-05            0.000%
 Current Foreclosure Total                                         Sep-05            0.000%
     Loans in Foreclosure                      1                   Oct-05            0.000%
     Original Principal Balance       258,750.00                   Nov-05            0.000%
     Current Actual Balance           258,750.00                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%
                                                                   Apr-06            0.033%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



 Group I                                                           12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      1                   May-05            0.000%
     Original Principal Balance       258,750.00                   Jun-05            0.000%
     Current Actual Balance           258,750.00                   Jul-05            0.000%
                                                                   Aug-05            0.000%
 Current Foreclosure Total                                         Sep-05            0.000%
     Loans in Foreclosure                      1                   Oct-05            0.000%
     Original Principal Balance       258,750.00                   Nov-05            0.000%
     Current Actual Balance           258,750.00                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%
                                                                   Apr-06            0.056%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



 Group II-1                                                        12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      0                   May-05            0.000%
     Original Principal Balance             0.00                   Jun-05            0.000%
     Current Actual Balance                 0.00                   Jul-05            0.000%
                                                                   Aug-05            0.000%
 Current Foreclosure Total                                         Sep-05            0.000%
     Loans in Foreclosure                      0                   Oct-05            0.000%
     Original Principal Balance             0.00                   Nov-05            0.000%
     Current Actual Balance                 0.00                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%
                                                                   Apr-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



 Group II-2                                                        12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      0                   May-05            0.000%
     Original Principal Balance             0.00                   Jun-05            0.000%
     Current Actual Balance                 0.00                   Jul-05            0.000%
                                                                   Aug-05            0.000%
 Current Foreclosure Total                                         Sep-05            0.000%
     Loans in Foreclosure                      0                   Oct-05            0.000%
     Original Principal Balance             0.00                   Nov-05            0.000%
     Current Actual Balance                 0.00                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%
                                                                   Apr-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance
       Group I              5001001896         Apr-2006        01-Nov-2005             CO              74.83        258,750.00


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest
       Group I               5001001896       258,750.00       01-Nov-2005              4          8.000%             5,013.27


              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period


 Summary                                                             12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                   May-05            0.000%
     Original Principal Balance             0.00                   Jun-05            0.000%
     Current Actual Balance                 0.00                   Jul-05            0.000%
                                                                   Aug-05            0.000%
 Current Bankruptcy Total                                          Sep-05            0.000%
     Loans in Bankruptcy                       0                   Oct-05            0.000%
     Original Principal Balance             0.00                   Nov-05            0.000%
     Current Actual Balance                 0.00                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%
                                                                   Apr-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group I                                                             12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                   May-05            0.000%
     Original Principal Balance             0.00                   Jun-05            0.000%
     Current Actual Balance                 0.00                   Jul-05            0.000%
                                                                   Aug-05            0.000%
 Current Bankruptcy Total                                          Sep-05            0.000%
     Loans in Bankruptcy                       0                   Oct-05            0.000%
     Original Principal Balance             0.00                   Nov-05            0.000%
     Current Actual Balance                 0.00                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%
                                                                   Apr-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group II-1                                                          12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                   May-05            0.000%
     Original Principal Balance             0.00                   Jun-05            0.000%
     Current Actual Balance                 0.00                   Jul-05            0.000%
                                                                   Aug-05            0.000%
 Current Bankruptcy Total                                          Sep-05            0.000%
     Loans in Bankruptcy                       0                   Oct-05            0.000%
     Original Principal Balance             0.00                   Nov-05            0.000%
     Current Actual Balance                 0.00                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%
                                                                   Apr-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group II-2                                                          12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                   May-05            0.000%
     Original Principal Balance             0.00                   Jun-05            0.000%
     Current Actual Balance                 0.00                   Jul-05            0.000%
                                                                   Aug-05            0.000%
 Current Bankruptcy Total                                          Sep-05            0.000%
     Loans in Bankruptcy                       0                   Oct-05            0.000%
     Original Principal Balance             0.00                   Nov-05            0.000%
     Current Actual Balance                 0.00                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%
                                                                   Apr-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
        Group I                          0               0.00              0.00             0.000%
       Group II-1                        0               0.00              0.00             0.000%
       Group II-2                        0               0.00              0.00             0.000%
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


Summary



   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.





Group I


   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.





Group II-1


   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.





Group II-2


   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR /(WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 - ((WAS
- 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Scheduled Balance of Liquidated Loans)










                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans

                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
        Group I                 21       5,467,758.00       5,465,775.98          0               0.00              0.00
      Group II-1                 5       1,661,800.00       1,661,133.67          0               0.00              0.00
      Group II-2                15       4,307,005.00       4,232,574.22          0               0.00              0.00
         Total                  41      11,436,563.00      11,359,483.87          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
      Group I                0              0.00           0.00          0             0.00            0.00       214,416.44
     Group II-1              0              0.00           0.00          0             0.00            0.00        26,169.19
     Group II-2              0              0.00           0.00          0             0.00            0.00        54,619.78
       Total                 0              0.00           0.00          0             0.00            0.00       295,205.41


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Group I               0000202042            ME              70.00       01-Nov-2005        123,200.00        122,569.98
       Group I               0000202182            MD              69.98       01-Nov-2005        181,900.00        181,077.27
       Group I               0000808039            IL              65.00       01-Dec-2005        201,500.00        201,500.00
       Group I               0000808040            IL              65.00       01-Dec-2005        188,500.00        188,500.00
       Group I               0002238773            AZ              80.00       01-Nov-2005        298,571.00        298,571.00
       Group I               0002240378            AZ              80.00       01-Oct-2005        126,943.00        126,942.87
       Group I               0002382963            AZ              79.93       01-Oct-2005        121,500.00        121,500.00
       Group I               0002437683            CO              80.00       01-Jan-2006        114,146.00        114,146.00
       Group I               0002438032            MD              80.00       01-Dec-2005        422,128.00        422,128.00
       Group I               0002908016            FL              80.00       01-Nov-2005        274,720.00        274,720.00
       Group I               0005084141            FL              75.00       01-Dec-2005        127,500.00        127,020.93
       Group I               0005092473            FL              80.00       01-Dec-2005         94,400.00         94,400.00
       Group I               0012633160            GA              70.33       01-Oct-2005        359,650.00        359,650.00
       Group I               0012831764            GA              80.00       01-Nov-2005        265,600.00        265,600.00
       Group I               0012851073            AZ              79.98       01-Dec-2005        177,950.00        177,950.00
       Group I               0012862173            VA              80.00       01-Dec-2005        236,800.00        236,800.00
       Group I               0012898490            MD              64.83       01-Dec-2005        247,000.00        247,000.00
       Group I               0016016273            CA              75.00       01-Nov-2005        862,500.00        862,500.00
       Group I               0040027820            AZ              80.00       01-Dec-2005        588,000.00        588,000.00
       Group I               0905081312            AZ              80.00       01-Nov-2005        304,000.00        304,000.00
       Group I               3145030255            AZ              79.98       01-Jan-2006        151,250.00        150,724.71
      Group II-1             0000722335            MD              70.00       01-Aug-2005        364,000.00        363,333.67
      Group II-1             0002381494            MD              80.00       01-Sep-2005        304,000.00        304,000.00
      Group II-1             0002384517            CA              74.06       01-Oct-2005        400,000.00        400,000.00
      Group II-1             0002386414            MD              80.00       01-Oct-2005        268,800.00        268,800.00
      Group II-1             0002386592            CA              61.31       01-Oct-2005        325,000.00        325,000.00
      Group II-2             1103452505            CA              80.00       01-Nov-2005        376,650.00        374,628.43
      Group II-2             1103486257            CA              40.04       01-Nov-2005        175,000.00        173,664.68
      Group II-2             1103486524            AZ              80.00       01-Nov-2005        214,400.00        214,400.00
      Group II-2             1103486751            FL              80.00       01-Oct-2005        181,600.00        181,600.00
      Group II-2             1103486767            FL              80.00       01-Oct-2005        295,200.00        293,301.33
      Group II-2             1103488983            CA              80.00       01-Nov-2005        164,000.00        163,098.31
      Group II-2             1103489443            CA              80.00       01-Nov-2005        252,000.00        252,000.00
      Group II-2             1103492531            CA              80.00       01-Nov-2005        332,000.00        332,000.00
      Group II-2             1103498137            FL              95.00       01-Nov-2005        139,555.00        138,969.23
      Group II-2             1103498169            IL             100.00       01-Oct-2005        300,000.00        234,000.00
      Group II-2             1103498741            NJ              79.55       01-Nov-2005        350,000.00        348,075.66
      Group II-2             1103501294            CA              76.19       01-Dec-2005        400,000.00        400,000.00
      Group II-2             1103502205            FL              75.22       01-Dec-2005        173,000.00        172,264.91
      Group II-2             2503128361            CA              80.00       01-Dec-2005        495,200.00        494,657.01
      Group II-2             2503130088            VA              80.00       01-Dec-2005        458,400.00        458,400.00


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Group I              0000202042       Loan Paid in Full           1              6.875%             360               5
       Group I              0000202182       Loan Paid in Full           0              7.500%             360               5
       Group I              0000808039       Loan Paid in Full           0              7.000%             360               4
       Group I              0000808040       Loan Paid in Full           0              7.000%             360               4
       Group I              0002238773       Loan Paid in Full           0              7.000%             360               5
       Group I              0002240378       Loan Paid in Full           0              6.500%             360               6
       Group I              0002382963       Loan Paid in Full           0              7.125%             360               6
       Group I              0002437683       Loan Paid in Full           0              7.625%             360               3
       Group I              0002438032       Loan Paid in Full           0              8.500%             360               4
       Group I              0002908016       Loan Paid in Full           0              6.875%             360               5
       Group I              0005084141       Loan Paid in Full           0              7.500%             360               4
       Group I              0005092473       Loan Paid in Full           0              7.625%             360               4
       Group I              0012633160       Loan Paid in Full           0              7.250%             360               6
       Group I              0012831764       Loan Paid in Full           0              6.875%             360               5
       Group I              0012851073       Loan Paid in Full           0              7.000%             360               4
       Group I              0012862173       Loan Paid in Full           0              7.250%             360               4
       Group I              0012898490       Loan Paid in Full           0              6.750%             360               4
       Group I              0016016273       Loan Paid in Full           0              7.000%             360               5
       Group I              0040027820       Loan Paid in Full           0              6.500%             360               4
       Group I              0905081312       Loan Paid in Full           0              7.500%             360               5
       Group I              3145030255       Loan Paid in Full          (1)             6.750%             360               3
     Group II-1             0000722335       Loan Paid in Full           0              5.750%             180               8
     Group II-1             0002381494       Loan Paid in Full           0              6.875%             180               7
     Group II-1             0002384517       Loan Paid in Full           0              7.125%             180               6
     Group II-1             0002386414       Loan Paid in Full           1              6.750%             180               6
     Group II-1             0002386592       Loan Paid in Full           0              6.125%             180               6
     Group II-2             1103452505       Loan Paid in Full           2              6.625%             360               5
     Group II-2             1103486257       Loan Paid in Full           0              6.250%             360               5
     Group II-2             1103486524       Loan Paid in Full           0              7.375%             360               5
     Group II-2             1103486751       Loan Paid in Full           0              5.875%             360               6
     Group II-2             1103486767       Loan Paid in Full           1              6.500%             360               6
     Group II-2             1103488983       Loan Paid in Full           0              6.500%             360               5
     Group II-2             1103489443       Loan Paid in Full          (1)             6.750%             360               5
     Group II-2             1103492531       Loan Paid in Full           1              7.250%             360               5
     Group II-2             1103498137       Loan Paid in Full           2              7.875%             360               5
     Group II-2             1103498169       Loan Paid in Full           1              6.875%             360               6
     Group II-2             1103498741       Loan Paid in Full           1              6.500%             360               5
     Group II-2             1103501294       Loan Paid in Full           0              7.500%             360               4
     Group II-2             1103502205       Loan Paid in Full           2              6.875%             360               4
     Group II-2             2503128361       Loan Paid in Full          (1)             6.875%             360               4
     Group II-2             2503130088       Loan Paid in Full           0              7.875%             360               4


                                            Prepayment - Voluntary Prepayments

  Summary
     SMM                                   CPR                                      PSA
     Current Month            1.470%       Current Month             16.286%        Current Month               1,767.633%
     3 Month Average          0.917%       3 Month Average           10.370%        3 Month Average             1,427.835%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         May-2005          N/A           N/A                          May-2005          N/A           N/A
         Jun-2005          N/A           N/A                          Jun-2005          N/A           N/A
         Jul-2005          N/A           N/A                          Jul-2005          N/A           N/A
         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006       8.792%           N/A                          Feb-2006   1,680.750%           N/A
         Mar-2006       6.033%           N/A                          Mar-2006     835.123%           N/A
         Apr-2006      16.286%           N/A                          Apr-2006   1,767.633%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group I
     SMM                                   CPR                                      PSA
     Current Month            1.206%       Current Month             13.552%        Current Month               1,641.513%
     3 Month Average          0.983%       3 Month Average           11.153%        3 Month Average             1,901.761%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         May-2005          N/A           N/A                          May-2005          N/A           N/A
         Jun-2005          N/A           N/A                          Jun-2005          N/A           N/A
         Jul-2005          N/A           N/A                          Jul-2005          N/A           N/A
         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006      11.933%           N/A                          Feb-2006   2,790.983%           N/A
         Mar-2006       7.975%           N/A                          Mar-2006   1,272.788%           N/A
         Apr-2006      13.552%           N/A                          Apr-2006   1,641.513%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group II-1
     SMM                                   CPR                                      PSA
     Current Month            1.730%       Current Month             18.890%        Current Month               1,472.046%
     3 Month Average          0.939%       3 Month Average           10.492%        3 Month Average               942.522%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         May-2005          N/A           N/A                          May-2005          N/A           N/A
         Jun-2005          N/A           N/A                          Jun-2005          N/A           N/A
         Jul-2005          N/A           N/A                          Jul-2005          N/A           N/A
         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006       9.338%           N/A                          Feb-2006   1,055.902%           N/A
         Mar-2006       3.248%           N/A                          Mar-2006     299.617%           N/A
         Apr-2006      18.890%           N/A                          Apr-2006   1,472.046%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group II-2
     SMM                                   CPR                                      PSA
     Current Month            1.913%       Current Month             20.688%        Current Month               2,141.177%
     3 Month Average          0.766%       3 Month Average            8.413%        3 Month Average               934.617%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         May-2005          N/A           N/A                          May-2005          N/A           N/A
         Jun-2005          N/A           N/A                          Jun-2005          N/A           N/A
         Jul-2005          N/A           N/A                          Jul-2005          N/A           N/A
         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006       1.498%           N/A                          Feb-2006     264.271%           N/A
         Mar-2006       3.052%           N/A                          Mar-2006     398.403%           N/A
         Apr-2006      20.688%           N/A                          Apr-2006   2,141.177%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                            Repurchases
                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment


                                  No Repurchases this Period



                     Interest Rate Stratification

                                Summary                                                       Group I

            Current     Number of         Outstanding    Percentage of      Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)           Loans          Scheduled       Balance(%)
           Range(%)                        Balance($)                                          Balance($)
            < 5.000             0                0.00            0.000               0               0.00            0.000
     5.000    5.249             5        3,191,419.26            0.409               1         482,242.31            0.104
     5.250    5.499            21       10,204,571.74            1.307               0               0.00            0.000
     5.500    5.749            70       30,357,080.06            3.888               5       1,591,506.30            0.342
     5.750    5.999           173       61,375,041.50            7.860              38      12,471,113.87            2.681
     6.000    6.249           186       59,512,077.20            7.622              90      29,157,528.46            6.268
     6.250    6.499           370      112,722,826.92           14.437             177      52,617,300.11           11.311
     6.500    6.749           401      111,854,121.43           14.326             241      66,066,141.84           14.202
     6.750    6.999           522      129,055,686.73           16.529             362      89,796,316.72           19.303
     7.000    7.249           281       63,960,140.12            8.192             220      50,300,039.61           10.813
     7.250    7.499           291       67,802,231.33            8.684             230      55,074,367.21           11.839
     7.500    7.749           264       51,242,714.06            6.563             211      39,415,716.86            8.473
     7.750    7.999           157       34,390,257.69            4.404             124      27,021,931.22            5.809
     8.000    8.249            77       16,113,077.88            2.064              65      14,099,208.34            3.031
     8.250    8.499            49        9,579,877.55            1.227              43       8,944,009.22            1.923
     8.500    8.749            34        7,482,333.53            0.958              31       6,582,779.19            1.415
     8.750    8.999            29        4,612,011.97            0.591              28       4,477,112.92            0.962
     9.000    9.249             9        3,858,375.25            0.494               9       3,858,375.25            0.829
     9.250    9.499             7        1,162,597.90            0.149               6       1,083,527.35            0.233
     9.500    9.749             7        1,104,344.01            0.141               7       1,104,344.01            0.237
     9.750    9.999             5        1,101,644.75            0.141               4         925,600.00            0.199
    10.000   10.249             0                0.00            0.000               0               0.00            0.000
    10.250   10.499             0                0.00            0.000               0               0.00            0.000
    10.500   10.749             0                0.00            0.000               0               0.00            0.000
    10.750   10.999             0                0.00            0.000               0               0.00            0.000
    11.000   11.249             0                0.00            0.000               0               0.00            0.000
    11.250   11.499             1          121,600.00            0.016               1         121,600.00            0.026
 >= 11.500                      0                0.00            0.000               0               0.00            0.000
              Total         2,959      780,804,030.88          100.000           1,893     465,190,760.79          100.000


               Interest Rate Stratification (continued)

                              Group II-1                                                      Group II-2

            Current     Number of         Outstanding    Percentage of       Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)            Loans          Scheduled       Balance(%)
           Range(%)                        Balance($)                                           Balance($)
            < 5.000             0                0.00            0.000                0               0.00            0.000
     5.000    5.249             4        2,709,176.95            2.826                0               0.00            0.000
     5.250    5.499            19        9,344,314.26            9.747                2         860,257.48            0.391
     5.500    5.749            45       18,028,016.48           18.804               20      10,737,557.28            4.886
     5.750    5.999            50       15,218,485.78           15.874               85      33,685,441.85           15.330
     6.000    6.249            40       10,997,898.92           11.471               56      19,356,649.82            8.809
     6.250    6.499            46       10,991,855.40           11.465              147      49,113,671.41           22.351
     6.500    6.749            38        9,617,792.11           10.032              122      36,170,187.48           16.460
     6.750    6.999            52       10,324,483.38           10.769              108      28,934,886.63           13.168
     7.000    7.249            17        2,632,244.19            2.746               44      11,027,856.32            5.019
     7.250    7.499            14        2,249,725.50            2.347               47      10,478,138.62            4.768
     7.500    7.749            10        1,797,693.00            1.875               43      10,029,304.20            4.564
     7.750    7.999             9        1,569,408.66            1.637               24       5,798,917.81            2.639
     8.000    8.249             1          203,130.03            0.212               11       1,810,739.51            0.824
     8.250    8.499             0                0.00            0.000                6         635,868.33            0.289
     8.500    8.749             1          108,500.00            0.113                2         791,054.34            0.360
     8.750    8.999             0                0.00            0.000                1         134,899.05            0.061
     9.000    9.249             0                0.00            0.000                0               0.00            0.000
     9.250    9.499             1           79,070.55            0.082                0               0.00            0.000
     9.500    9.749             0                0.00            0.000                0               0.00            0.000
     9.750    9.999             0                0.00            0.000                1         176,044.75            0.080
    10.000   10.249             0                0.00            0.000                0               0.00            0.000
    10.250   10.499             0                0.00            0.000                0               0.00            0.000
    10.500   10.749             0                0.00            0.000                0               0.00            0.000
    10.750   10.999             0                0.00            0.000                0               0.00            0.000
    11.000   11.249             0                0.00            0.000                0               0.00            0.000
    11.250   11.499             0                0.00            0.000                0               0.00            0.000
 >= 11.500                      0                0.00            0.000                0               0.00            0.000
              Total           347       95,871,795.21          100.000              719     219,741,474.88          100.000

                                                 Supplemental Reporting

Closing Date
January 31, 2006

Determination Date
With respect to any Distribution Date, the 15th day of the month of such Distribution Date or, if such 15th day is not a Business Day, the immediately preceding Business Day.

Distribution Date
The 25th day of each calendar month after the initial issuance of the Certificates, or if such 25th day is not a
Business Day, the next succeeding Business Day, commencing in February 2006.

Interest Determination Date
Shall mean the second LIBOR Business Day preceding the commencement of each Interest Accrual Period.

Interest Accrual Period
With respect to any Distribution Date and the Class I-A-1, Class I-A-2, Class II-1A-1, Class II-1A-2, Class II-2A-1,
Class II-2A-2, Class II-1X and Class II-B Certificates, the calendar month immediately preceding the calendar month in which such Distribution Date occurs. With respect to any Distribution Date and the Class I-M and Class I-B Certificates,
the period from and including the 25th day of the calendar month preceding the month in which such Distribution Date occurs (or, with respect to the first Interest Accrual Period for the Class I-M and Class I-B Certificates, the Closing
Date) to and including the 24th day of the calendar month in which such Distribution Date occurs. The Class R, Class P and Class II-PO Certificates are not entitled to distributions of interest and do not have an Interest Accrual Period.

Remittance Date
Shall mean (i) with respect to the Company, the 23rd calendar day of each month or, if such day is not a Business Day, the Business Day immediately preceding the 23rd day of each month, and (ii) with respect to the related Servicer, the date specified in the related Servicing Agreement.


EX-99.2


FINANCIAL STATEMENTS

Financial Guaranty Insurance Company and Subsidiaries
March 31, 2006

(PAGE)


Financial Guaranty Insurance Company and Subsidiaries

Financial Statements


March 31, 2006


Contents

Balance Sheets at March 31, 2006 (Unaudited) and December 31, 2005............. 1
Statements of Income for the Three Months Ended March 31, 2006
and 2005 (Unaudited)...................................................... .... 2
Statements of Cash Flows for the Three Months Ended March 31, 2006
and 2005 (Unaudited)........................................................... 3
Notes to Financial Statements (Unaudited)...................................... 4


(PAGE)
Financial Guaranty Insurance Company and Subsidiaries

Balance Sheets

(Dollars in thousands, except per share amounts)
                                                                                 March 31               December 31
                                                                                   2006                     2005
                                                                                (Unaudited)

Assets
Fixed maturity securities, available for sale, at fair value
(amortized cost of  $3,355,155 in 2006 and $3,277,291 in 2005)                $3,302,181             $3,258,738

Variable interest entity fixed maturity securities, held to maturity
amortized cost                                                                   750,000                     -
Short-term investments                                                           151,806               159,334


   Total investments                                                           4,203,987             3,418,072

   Cash and cash equivalents                                                      70,719                45,077
   Accrued investment income                                                      46,465                42,576
   Reinsurance recoverable on losses                                               2,341                 3,271
   Prepaid reinsurance premiums                                                  112,546               110,636
   Deferred policy acquisition costs                                              72,754                63,330
   Receivable from related parties                                                     -                 9,539
   Property and equipment, net of accumulated depreciation of $1,151 in
   2006 and  $885 in 2005                                                          2,850                 3,092
   Prepaid expenses and other assets                                              17,637                10,354
   Federal income taxes                                                                -                 2,158


   Total assets                                                               $4,529,300            $3,708,105



   Liabilities and stockholder's equity
   Liabilities:
    Unearned premiums                                                         $1,226,597            $1,201,163
    Losses and loss adjustment expenses                                           50,228                54,812
    Ceded reinsurance balances payable                                             3,968                 1,615
    Accounts payable and accrued expenses and other
    liabilities                                                                   20,229                36,359
    Payable for securities purchased                                              19,366                     -
    Capital lease obligations                                                      4,328                 4,262
    Variable interest entity floating rate notes                                 750,000                     -
    Accrued investment income - variable interest
    entity                                                                         1,176                     -
    Federal income taxes payable                                                  16,585                     -
    Deferred income taxes                                                         29,350                42,463

   Total liabilities                                                           2,121,826             1,340,674



   Stockholder's equity:
     Common stock, par value $1,500 per share; 10,000 shares authorized,
     issued and outstanding                                                      15,000                 15,000

     Additional paid-in capital                                               1,896,460              1,894,983
     Accumulated other comprehensive loss, net of tax                           (33,750)               (13,597)
     Retained earnings                                                          529,763                471,045


   Total stockholder's equity                                                 2,407,473             $2,367,431


   Total liabilities and stockholder's equity                                $4,529,300             $3,708,105



See accompanying notes to unaudited interim financial statements.


(PAGE)


Financial Guaranty Insurance Company and Subsidiaries

Statements of Income
(Unaudited)

(Dollars in thousands)


                                                                                Three months ended
                                                                                    March 31,
                                                                                2006         2005

Revenues:
Gross premiums written                                                         $89,281     $84,404
Ceded premiums written                                                          (6,423)     (1,795)
Net premiums written                                                            82,858      82,609
Increase in net unearned premiums                                              (23,394)    (29,976)
Net premiums earned                                                             59,464      52,633

Net investment income                                                           32,319      27,440
Net realized gains                                                                   -         118
Net mark to market losses on credit derivative
contracts                                                                         (228)          -
Other income                                                                       536         426
Total revenues                                                                  92,091      80,617


Expenses:
Losses and loss adjustment expenses                                             (1,933)     (2,611)
Underwriting expenses                                                           24,117      20,650
Policy acquisition cost deferred                                               (12,513)    (10,671)
Amortization of deferred policy acquisition costs                                3,192       2,149
Other operating expenses                                                         1,655           -
Total expenses                                                                  14,518       9,517


Income before income taxes                                                      77,573      71,100
Income tax expense                                                              18,862      17,794
Net income                                                                     $58,711     $53,306


See accompanying notes to unaudited interim financial statements.


(PAGE)



Financial Guaranty Insurance Company and Subsidiaries

Statements of Cash Flows
(Unaudited)

(Dollars in thousands)
                                                                                Three months ended
                                                                                    March 31,
                                                                                2006           2005

Operating activities
Net income                                                                      $58,711     $53,306
Adjustments to reconcile net income to net cash provided by
operating activities:
Amortization of deferred policy acquisition costs                                 3,192       2,149
Policy acquisition costs deferred                                               (12,513)    (10,671)
Depreciation of property and equipment                                              266         143
Amortization of fixed maturity securities                                         8,314       9,600
Amortization of short-term investments                                               28
Net realized gains on investments                                                     -        (118)
Amortization of stock compensation expense                                        1,476
Change in accrued investment income, prepaid expenses and
other assets                                                                     (11,251)     (6,716)
Change in mark-to-market losses on credit derivative contracts                       228
Change in reinsurance receivable                                                     931         265
Change in prepaid reinsurance premiums                                            (1,910)      4,378
Change in unearned premiums                                                       25,434      25,593
Change in losses and loss adjustment expenses                                     (4,584)     (3,183)
Change in receivable from related parties                                          9,539         802
Change in ceded reinsurance balances payable and accounts
payable and accrued expenses and other liabilities                               (12,763)    (10,936)
Change in current federal income taxes receivable                                  2,158           -
Change in current federal income taxes payable                                    16,585      12,676
Change in deferred federal income taxes                                              110       4,907
Net cash provided by operating activities                                         83,951      82,195


Investing activities
Sales and maturities of fixed maturity securities                                 34,741      68,181
Purchases of fixed maturity securities                                          (120,095)   (166,715)
Purchases, sales and maturities of short-term investments, net                     7,528          22
Receivable for securities sold                                                                  (171)
Payable for securities purchased                                                  19,366       9,320
Purchases of fixed assets                                                            (24)        (86)
Net cash used in investing activities                                            (58,484)    (89,449)


Financing activities
Capital contribution                                                                    -      8,049
Net cash provided by financing activities                                               -      8,049

Effect of exchange rate changes on cash                                               175


Net increase (decrease) in cash and cash equivalents                                25,642       795
Cash and cash equivalents at beginning of period                                    45,077    69,292
Cash and cash equivalents at end of period                                         $70,719   $70,087


See accompanying notes to unaudited interim financial statements.


(PAGE)



Financial Guaranty Insurance Company and Subsidiaries

Notes to Financial Statements
(Unaudited) (continued)


(Dollars in thousands)

1. Business and Organization

Financial Guaranty Insurance Company (the "Company") is a wholly owned subsidiary of FGIC Corporation ("FGIC Corp."). The Company provides financial guaranty insurance and other forms of credit enhancement for public finance and structured finance obligations. The Company began insuring public finance obligations in 1984 and structured finance obligations in 1988. The Company's financial strength is rated "Aaa" by Moody's Investors Service, Inc., "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies,
Inc., and "AAA" by Fitch Ratings, Inc. The Company is licensed to engage in writing financial guaranty insurance in all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and, through a branch, the United Kingdom. In addition, a United Kingdom subsidiary of the Company is authorized to write financial guaranty business in the United Kingdom and has passport rights to write business in other European Union member countries.


2. Basis of Presentation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany balances have been eliminated.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for fair presentation have been included. Operating results for the three-month period ended March 31, 2006 are not necessarily indicative of results that may be expected for the year ending December 31, 2006. These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2005, including accompanying notes.

Certain 2005 amounts have been reclassified to conform to the 2006 presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.



(PAGE)

Financial Guaranty Insurance Company and Subsidiaries

Notes to Financial Statements
(Unaudited) (continued)


(Dollars in thousands)


3. Review of Financial Guaranty Industry Accounting Practices

The Financial Accounting Standards Board ("FASB") staff is considering whether additional accounting guidance is necessary to address loss reserving and certain other practices in the financial guaranty industry. Statement of Financial Accounting Standards ("SFAS") No. 60, Accounting and Reporting by
Insurance Enterprises, was developed prior to the emergence of the financial guaranty industry. As it does not specifically address financial guaranty contracts, there has been diversity in the accounting for these contracts. In
2005, the FASB added a project to consider accounting by providers of financial guaranty insurance. The objective of the project is to develop an accounting model for financial guaranty contracts issued by insurance companies that are not accounted for as derivative contracts under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The goal of this project is to develop a single model for all industry participants to apply.

The FASB is expected to issue proposed and final pronouncements on this matter in 2006. When the FASB issues a final pronouncement, the Company, along with other companies in the financial guaranty industry, may be required to change certain aspects of accounting for loss reserves, premium income and deferred acquisition costs. It is not possible to predict the impact the FASB's review may have on the Company's accounting practices.

5. Premium Refundings

When an obligation insured by the Company is refunded prior to the end of the expected policy coverage period, any remaining unearned premium is recognized. A refunding occurs when an insured obligation is called or legally defeased prior to the stated maturity. Premiums earned for the three months ended March 31, 2006 and 2005 include $7,311 and $15,539, respectively, related to the accelerated recognition of unearned premiums in connection with refundings.

6. Loss and Loss Adjustment Expense Reserves

Loss reserves and loss adjustment expenses are regularly reviewed and updated based on claim payments and the results of ongoing surveillance. The Company's insured portfolio surveillance is designed to identify impaired obligations and thereby provide a materially complete recognition of losses for each accounting period. The reserves are necessarily based upon estimates and subjective judgments about the outcome of future events, and actual results will likely differ from these estimates. At March 31, 2006, the Company had case reserves of $30,278, credit watchlist reserves of $18,603 and an unallocated loss adjustment expense reserve of $1,347.


(PAGE)
 Financial Guaranty Insurance Company and Subsidiaries

Notes to Financial Statements
(Unaudited) (continued)


(Dollars in thousands)



6. Loss and Loss Adjustment Expense Reserves (continued)

At December 31, 2005, the Company had case reserves of $31,981, credit watchlist reserves of $21,484 and a loss adjustment expense reserve of $1,347.

Case reserves and credit watchlist reserves at March 31, 2006 included $6,855 and $12,672, respectively, of estimated losses related to obligations impacted by Hurricane Katrina. Case reserves and credit watchlist reserves at December
31, 2005 included $8,511 and $13,322, respectively, of estimated losses related to obligations impacted by Hurricane Katrina. Given the unprecedented nature of the events and magnitude of damage in the affected areas, the loss reserves were necessarily based upon estimates and subjective judgments about the outcome of future events, including without limitation the amount and timing of any future federal and state aid. The loss reserves will likely be adjusted as additional information becomes available, and such adjustments may have a material impact on future results of operations. However, the Company believes that the losses ultimately incurred as result of Hurricane Katrina will not have a material impact on the Company's consolidated financial position.

7. Income Taxes

The Company's effective federal corporate tax rates of 24.3% and 25.0% for the three months ended March 31, 2006 and 2005, respectively, were less than the statutory corporate tax rate (35%) on income due to permanent differences between financial and taxable income, principally tax-exempt interest.

8. Reinsurance

Net premiums earned are shown net of ceded premiums earned of $4,868 and $6,200 for the three months ended March 31, 2006 and 2005, respectively.

9. Variable Interest Entities

Financial Interpretation No. 46, Consolidation of Variable Interest Entities
("FIN 46-R"), provides accounting and disclosure rules for determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN 46-R, and is called a variable interest entity ("VIE"), if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support or
(ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the majority of expected losses or receive the majority of expected residual returns of the entity. A VIE is consolidated by its


9. Variable Interest Entities (continued)

primary beneficiary, which is the party that has a majority of the VIE's expected losses or a majority of its expected residual returns, or both.
Additionally, FIN 46-R requires disclosures for companies that have either a primary or significant variable interest in a VIE. All other entities not considered VIEs are evaluated for consolidation under SFAS No. 94, Consolidation of all Majority-Owned Subsidiaries.

As part of its structured finance business, the Company insures debt obligations or certificates issued by special purpose entities. During the first quarter of 2006, the Company consolidated a third party VIE as a result of financial guarantees provided by the Company on one transaction related to the securitization of life insurance reserves. This third party VIE had assets of $750,000 and an equal amount of liabilities at March 31, 2006, which are shown under "Assets - Variable interest entity fixed maturity securities, held to maturity at amortized cost" and "Liabilities - Variable interest entity floating rate notes," respectively, on the Company's consolidated balance sheet at March
31, 2006. In addition, accrued investment income includes $1,176 related to the variable interest entity fixed income maturity securities and the corresponding liability is shown under "Accrued investment expense-variable interest entity" on the Company's consolidated balance sheet at March 31, 2006. Although the third party VIE is included in the consolidated financial statements, its creditors do not have recourse to the general assets of the Company outside of the financial guaranty policy provided to the VIE. The Company has evaluated its other structured finance transactions and does not believe any of the third party entities involved in these transactions requires consolidation or disclosure under FIN 46-R.

FGIC has arranged the issuance of contingent preferred trust securities by a group of special purpose trusts. Each Trust is solely responsible for its obligations, and has been established for the purpose of entering into a put agreement with FGIC that obligates the Trusts, at FGIC's discretion, to purchase
Perpetual Preferred Stock of FGIC. The purpose of this arrangement is to provide capital support to FGIC by allowing it to obtain immediate access to new capital at its sole discretion at any time through the exercise of the put options.
These trusts are considered VIEs under FIN 46-R. However, the Company is not considered a primary beneficiary and therefore is not required to consolidate the trusts.

9. Derivative Instruments

The Company provides credit default swaps ("CDSs") to certain buyers of credit protection by entering into contracts that reference collateralized debt obligations from cash and synthetic structures backed by pools of corporate, consumer or structured finance debt. It also offers credit protection on public finance and structured finance obligations in CDS form. The Company considers these agreements to be a normal extension of its financial guaranty insurance business,

9. Derivative Instruments (continued)

although they are considered derivatives for accounting purposes. These agreements are recorded at fair value. The Company believes that the most meaningful presentation of the financial statement impact of these derivatives is to reflect premiums as installments are received, and to record losses and loss adjustment expenses and changes in fair value as incurred. The Company recorded $4,235 of net earned premium, $0 in losses and loss adjustment expenses, and net mark-to-market losses of $228 in changes in fair value under these agreements for the three months ended March 31, 2006. The gains or losses recognized by recording these contracts at fair value are determined each quarter based on quoted market prices, if available. If quoted market prices are not available, the determination of fair value is based on internally developed estimates. The inception-to-date mark-to-market gain and (loss) on the CDS portfolio were $890 and $(1,831) at March 31, 2006 and $545 and ($712) at December 31, 2005, recorded in other assets and in other liabilities, respectively. The Company did not enter into any CDS contracts during the three months ended March 31, 2005.

10. Stock Compensation Plan

Employees of the Company participate in a stock incentive plan that provides for stock-based compensation, including stock options, restricted stock awards and restricted stock units of FGIC Corp. Stock options are granted for a fixed number of shares with an exercise price equal to or greater than the fair value of the shares at the date of the grant. Restricted stock awards and restricted stock units are valued at the fair value of the stock on the grant date, with no cost to the grantee. Prior to January 1, 2006, FGIC Corp. and the Company accounted for those plans under the recognition and measurement provisions of APB Opinion No. 25, Accounting for Stock Issued to Employees, and related
Interpretations, as permitted by SFAS No. 123, Accounting for Stock-Based
Compensation. No stock-based employee compensation cost related to stock options was allocated to the Company by FGIC Corp. for the three-month period ended
March 31, 2005, as all options granted through that date had an exercise price equal to the market value of the underlying common stock on the date of grant.
For grants of restricted stock and restricted stock units to employees of the Company, unearned compensation, equivalent to the fair value of the shares at the date of grant, is allocated to the Company.

Effective January 1, 2006, the FGIC Corp. and the Company adopted the fair value recognition provisions of SFAS No. 123(R), Share-Based Payment, using the modified-prospective-transition method. Under that transition method, compensation cost allocated to the Company for the three-month period ended
March 31, 2006 included compensation cost for all share-based payments granted prior to, but not yet vested as of, January 1, 2006, based on the grant date fair value estimated in accordance with SFAS No. 123(R). Results for prior periods have not been

10. Stock Compensation Plan (continued)

restated. As a result of adopting SFAS No. 123(R) effective January 1, 2006, the Company's income before income taxes and net income for the three-month period ended March 31, 2006 were reduced by $1,308 and $850, respectively, than if it had continued to account for share-based compensation under Opinion 25.

The following table illustrates the effect on net income of the Company if the Company had applied the fair value recognition provisions of SFAS No. 123 to options granted under the Company's plan for all periods presented. For purposes of this pro forma disclosure, the value of the options is estimated using a Black-Scholes-Merton option pricing formula and amortized to expense over the options' vesting periods.


                                                                  March 31, 2005
Net Income, as reported                                                 $ 53,306

Add: Stock-based director compensation expense included in reported net
income, net of related tax effects                                            20

Deduct: Total stock-based employee compensation expense determined under fair value-based method for all awards, net of related tax
effects                                                                     (443)

Pro Forma Net Income                                                    $ 52,883



12. Comprehensive Income

Accumulated other comprehensive loss of the Company consists of net unrealized gains (losses) on investment securities, foreign currency translation adjustments and a cash flow hedge. The components of total comprehensive income for the three-month period ended March 31, 2006 and 2005 were as follows:

                                                                                Three Months Ended
                                                                                    March 31,
                                                                                2006                  2005

Net Income                                                                      $58,711            $53,306
Other comprehensive loss                                                        (20,153)           (32,222)

Total comprehensive income                                                      $38,558            $21,804



12. Comprehensive Income (continued)

The components of other comprehensive loss for the three-month period ended
March 31, 2006 and 20045 were as follows:

                                                                                Three Months Ended March 31, 2006
                                                                                Before                     Net of
                                                                                Tax                          Tax
                                                                                Amount         Tax         Amount
Unrealized holding losses arising during the period                             $(31,497)     $11,022    $(20,475)
Foreign currency translation adjustment                                              494         (172)        322

Total other comprehensive loss                                                  $(31,003)     $10,850    $(20.153)


                                                                                Three Months Ended March 31, 2005
                                                                                Before                      Net of
                                                                                Tax                           Tax
                                                                                Amount         Tax          Amount
Unrealized holding losses arising during the period                             $(48,536)    $16,988      $(31,548)
Less reclassification adjustment for gains realized
in net income                                                                       (118)         41           (77)
Unrealized losses on investments                                                 (48,654)     17,029       (31,625)
Foreign currency translation adjustment                                             (918)        321          (597)

Total other comprehensive loss                                                  $(49,572)    $17,350      $(32,222)

